CONTINUANCE OF OPERATIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuance Of Operations[Abstract]
Net income (loss) attributable to Xtra-Gold Resources Corp.	$ 2,247,957	$ 1,306,183	$ 355,855
Deficit accumulated	$ (24,673,390)	$ (26,921,347)	$ (28,227,530)